UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04409
Investment Company Act File Number
Eaton Vance Municipals Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
August 31
Date of Fiscal Year End
May 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Alabama Municipal Income Fund
Eaton Vance Arkansas Municipal Income Fund
Eaton Vance Georgia Municipal Income Fund
Eaton Vance Kentucky Municipal Income Fund
Eaton Vance Louisiana Municipal Income Fund
Eaton Vance Maryland Municipal Income Fund
Eaton Vance Missouri Municipal Income Fund
Eaton Vance North Carolina Municipal Income Fund
Eaton Vance Oregon Municipal Income Fund
Eaton Vance South Carolina Municipal Income Fund
Eaton Vance Tennessee Municipal Income Fund
Eaton Vance Virginia Municipal Income Fund

Eaton Vance Alabama Municipal Income Fund	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.7%
$1,500	University of Alabama, 5.00%, 7/1/34	$1,590,525

		$1,590,525

Electric Utilities — 0.6%
$375	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$370,594

		$370,594

Escrowed/Prerefunded — 2.2%
$1,250	Huntsville, Health Care Authority, Prerefunded to 6/1/11, 5.75%, 6/1/31	$1,329,038

		$1,329,038

General Obligations — 9.5%
$1,000	Auburn, 5.25%, 12/1/27	$1,096,950
1,125	Huntsville, 5.25%, 5/1/31	1,198,924
1,250	Madison, 5.15%, 2/1/39	1,301,362
1,000	Mobile, 5.00%, 2/15/27	1,071,380
1,000	Mobile County, 4.50%, 6/1/34	988,420

		$5,657,036

Hospital — 11.7%
$1,740	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,766,839
1,500	Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34	1,582,230
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/16	411,988
750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	757,118
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	393,488
1,000	Marshall County, Health Care Authority, 5.75%, 1/1/32	1,002,320
1,000	University of Alabama, Hospital Revenue, 5.75%, 9/1/22	1,089,670

		$7,003,653

Industrial Development Revenue — 4.0%
$600	Butler Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$564,432
1,040	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	823,545
750	Selma Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	761,662
250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	230,188

		$2,379,827

Insured-Education — 12.0%
$1,000	Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,043,470
500	Alabama State University, (AGC), 4.75%, 5/1/33	515,945
1,885	Alabama State University, (XLCA), 4.625%, 8/1/36	1,840,137
1,250	Auburn University, (AGM), 5.00%, 6/1/38	1,295,562
1,230	Jacksonville State University, (AGC), 5.125%, 12/1/33	1,283,837
1,110	Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,163,558

		$7,142,509

Insured-Electric Utilities — 1.8%
$400	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$452,524
625	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	643,544

		$1,096,068

Insured-Escrowed/Prerefunded — 12.9%
$2,500	Birmingham, Waterworks and Sewer Board, (NPFG), Prerefunded to 1/1/13, 5.25%, 1/1/33	$2,775,550
445	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/27	487,021
555	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/27	607,409

1

Principal
Amount
(000’s omitted)	Security	Value
$450	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/33	$492,494
550	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/33	601,936
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,349,495
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	399,105

		$7,713,010

Insured-General Obligations — 7.7%
$2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	$2,022,680
1,000	Homewood, (AGM), 4.25%, 9/1/31	990,270
500	Mobile, (AMBAC), 5.00%, 2/15/30	518,560
1,000	Pell City, (XLCA), 5.00%, 2/1/24	1,039,450

		$4,570,960

Insured-Hospital — 2.5%
$1,500	East Alabama, Health Care Authority, (NPFG), 5.00%, 9/1/27	$1,476,045

		$1,476,045

Insured-Lease Revenue/Certificates of Participation — 4.8%
$800	Leeds, Public Educational Building Authority, (AGC), 5.125%, 4/1/33	$826,272
500	Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	518,425
770	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	931,246
520	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(2)	589,274

		$2,865,217

Insured-Special Tax Revenue — 4.6%
$2,800	Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27(3)	$2,123,660
1,005	Birmingham-Jefferson Civic Center Authority, (NPFG), 0.00%, 9/1/18	626,768

		$2,750,428

Insured-Transportation — 3.4%
$1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$758,020
1,185	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,283,237

		$2,041,257

Insured-Utilities — 1.7%
$1,000	Foley, Utilities Board, (AGM), 4.75%, 11/1/31	$1,012,840

		$1,012,840

Insured-Water and Sewer — 9.7%
$2,410	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,216,043
800	Birmingham, Waterworks and Sewer Board, (AGM), 4.50%, 1/1/35	795,256
255	Birmingham, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	239,389
1,250	Limestone County, Water and Sewer Authority, (AGM), 5.00%, 12/1/39	1,282,337
270	Limestone County, Water and Sewer Authority, (XLCA), 4.25%, 12/1/29	252,202
1,000	Mobile Water and Sewer Commissioners, (NPFG), 5.00%, 1/1/31	1,031,920

		$5,817,147

Lease Revenue/Certificates of Participation — 0.8%
$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$500,455

		$500,455

Other Revenue — 2.7%
$1,500	Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,593,540

		$1,593,540

Special Tax Revenue — 2.1%
$145	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$149,686
155	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	160,157
550	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	560,456
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	363,405

		$1,233,704

2

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 2.4%
$1,315	Auburn, Waterworks Board, 5.00%, 9/1/29(4)	$1,414,795

		$1,414,795

Total Tax-Exempt Investments — 99.8% (identified cost $57,165,739)		$59,558,648

Other Assets, Less Liabilities — 0.2%		$142,533

Net Assets — 100.0%		$59,701,181

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. In addition, 12.2% of the Fund’s net assets at May 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 61.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 20.3% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)		When-issued security.

3

A summary of financial instruments outstanding at May 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/10	20 U.S. 30-Year Treasury Bond	Short	$(2,480,677)	$(2,453,125)	$27,552

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Merrill Lynch Capital Services, Inc.	$900,000	4.140%	3-month USD- LIBOR-BBA	August 24, 2010 / August 24, 2040	$(11,151)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $27,552 and $11,151, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,698,542

Gross unrealized appreciation	$2,860,455
Gross unrealized depreciation	(305,349)

Net unrealized appreciation	$2,555,106

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$59,558,648	$—	$59,558,648

Total Investments	$—	$59,558,648	$—	$59,558,648

Futures Contracts	$27,552	$—	$—	$27,552

Total	$27,552	$59,558,648	$—	$59,586,200

Liability Description

Interest Rate Swaps	$—	$(11,151)	$—	$(11,151)

Total	$—	$(11,151)	$—	$(11,151)

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Arkansas Municipal Income Fund	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 0.4%
$250	University of Arkansas, 5.00%, 12/1/29	$263,030

		$263,030

General Obligations — 25.0%
$750	Arkansas, 4.75%, 6/1/29	$800,370
2,750	Arkansas State College Savings, 0.00%, 6/1/14	2,554,640
1,000	Arkansas Water, Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,032,590
750	Benton, School District No. 8, 4.80%, 2/1/38	755,310
1,000	Benton, School District No. 8, 4.85%, 2/1/40	1,008,360
1,000	Bentonville, School District No. 6, 4.50%, 6/1/40	1,001,190
315	Bradford, Special School District, 4.75%, 2/1/39	319,728
1,490	Bryant, School District No. 25, 4.75%, 2/1/39	1,508,595
750	Conway, School District No. 1, 4.75%, 2/1/34	754,012
1,000	Farmington, School District No. 6, 4.60%, 6/1/33	1,000,960
390	Forrest City, School District No. 7, 4.50%, 2/1/32	394,267
595	Forrest City, School District No. 7, 4.625%, 2/1/35	601,831
1,365	Greenwood, School District No. 25, 4.20%, 12/1/26	1,370,624
1,000	Harmony Grove, School District No. 1, 4.90%, 2/1/39	1,011,970
1,250	Pottsville, School District No. 61, 4.50%, 2/1/38	1,259,687
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	347,463
500	Pulaski County, Special School District, 5.00%, 2/1/35	510,150
875	Sheridan, School District No. 37, 4.375%, 2/1/30	877,914
1,000	Siloam Springs, School District No. 21, 4.60%, 6/1/34	1,002,630

		$18,112,291

Hospital — 0.9%
$430	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$427,523
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	252,725

		$680,248

Housing — 4.2%
$435	Arkansas Development Finance Authority, SFMR, (GNMA), (AMT), 5.125%, 7/1/24	$442,495
1,060	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	1,042,860
860	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	862,468
100	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	100,284
210	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	212,129
380	North Little Rock Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	380,973

		$3,041,209

Industrial Development Revenue — 5.7%
$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$409,784
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,222,480
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	252,780
1,015	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	803,748
475	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	437,356

		$4,126,148

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 13.3%
$1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,022,640
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,074,560
1,250	Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,263,550
2,155	Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	2,155,754
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,038,900
500	University of Arkansas, (Fayetteville Campus), (FGIC), (NPFG), 5.00%, 12/1/32	509,665
500	University of Arkansas, (Fayetteville Campus), (NPFG), 4.75%, 11/1/24	520,055
1,000	University of Arkansas, (Pine Bluffs Campus), (AMBAC), 5.00%, 12/1/35	1,034,500
1,000	University of Arkansas, (UAMS Campus), (NPFG), 5.00%, 11/1/34	1,029,120

		$9,648,744

Insured-Electric Utilities — 4.4%
$55	North Little Rock, Electric System, (NPFG), 6.50%, 7/1/10	$55,235
1,000	North Little Rock, Electric System, (NPFG), 6.50%, 7/1/15	1,114,870
650	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	683,969
550	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	565,983
750	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	792,817

		$3,212,874

Insured-Escrowed/Prerefunded — 1.3%
$500	Harrison, Residential Housing Facility Board, SFMR, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	$542,225
400	Puerto Rico Electric Power Authority, (AGM), Prerefunded to 7/1/10, 5.25%, 7/1/29	405,820

		$948,045

Insured-General Obligations — 2.0%
$500	Arkansas State College Savings, (FGIC), (NPFG), 0.00%, 6/1/17	$405,655
500	Little Rock, School District, (AGM), 5.25%, 2/1/33	509,130
480	Puerto Rico, (NPFG), 5.50%, 7/1/20	521,002

		$1,435,787

Insured-Health-Miscellaneous — 1.1%
$245	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$245,350
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	530,170

		$775,520

Insured-Hospital — 6.3%
$1,140	Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,170,506
1,500	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,542,705
1,565	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,592,716
255	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	256,015

		$4,561,942

Insured-Lease Revenue/Certificates of Participation — 3.7%
$425	Arkansas Development Finance Authority, (AGM), 5.00%, 6/1/34	$439,561
1,000	Arkansas Development Finance Authority, SFMR, (Donaghey Plaza), (AGM), 5.00%, 6/1/29	1,044,790
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,209,410

		$2,693,761

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Other Revenue — 5.2%
$1,000	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$551,580
1,320	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	510,365
3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	957,985
7,690	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	1,196,487
500	University of Arkansas, Parking Revenue, (NPFG), 5.00%, 7/1/29	511,185

		$3,727,602

Insured-Special Tax Revenue — 4.9%
$345	Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$348,478
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,051,060
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	111,570
4,465	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	281,831
1,070	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	137,442
7,480	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	894,084
1,695	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	188,399
535	Springdale Sales and Use Tax Revenue, (AGM), 4.00%, 7/1/27	523,112

		$3,535,976

Insured-Transportation — 1.8%
$1,200	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,278,654

		$1,278,654

Insured-Utilities — 1.9%
$1,435	Benton, Utilities Revenue, (AMBAC), 5.00%, 9/1/36	$1,402,067

		$1,402,067

Insured-Water and Sewer — 9.8%
$515	Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/33	$520,402
500	Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/42	503,700
500	Conway, Water Revenue, (FGIC), (NPFG), 5.125%, 12/1/23	533,670
1,145	Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/23	1,203,853
500	Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/32	533,495
1,000	Little Rock, Sewer Revenue, (AGM), 4.75%, 6/1/37	1,011,280
450	Little Rock, Sewer Revenue, (AGM), 5.00%, 6/1/31	470,268
750	Little Rock, Sewer Revenue, (AGM), 5.00%, 10/1/32	782,708
500	Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	510,485
1,000	Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	1,011,240

		$7,081,101

Lease Revenue/Certificates of Participation — 2.1%
$1,500	Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	$1,537,350

		$1,537,350

Other Revenue — 0.4%
$7,250	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$274,703

		$274,703

Special Tax Revenue — 4.4%
$2,000	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$2,276,500
260	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	264,942
125	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125,084

3

Principal
Amount
(000’s omitted)	Security	Value
$435	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$486,404

		$3,152,930

Transportation — 0.6%
$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$466,355

		$466,355

Water and Sewer — 0.4%
$250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	$299,928

		$299,928

Total Tax-Exempt Investments — 99.8% (identified cost $71,639,829)		$72,256,265

Other Assets, Less Liabilities — 0.2%		$114,196

Net Assets — 100.0%		$72,370,461

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. In addition, 13.6% of the Fund’s net assets at May 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 55.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 28.8% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

4

A summary of financial instruments outstanding at May 31, 2010 is as follows:

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Citibank, N.A	$2,000,000	4.510%	3-month USD- LIBOR-BBA	June 8, 2010 / June 8, 2040	$(171,212)
JPMorgan Chase Co.	2,000,000	4.505	3-month USD- LIBOR-BBA	June 8, 2010 / June 8, 2040	(169,435)
JPMorgan Chase Co.	912,500	4.609	3-month USD- LIBOR-BBA	June 15, 2010 / June 15, 2040	(93,431)
Merrill Lynch Capital Services, Inc.	2,750,000	4.140	3-month USD- LIBOR-BBA	August 24, 2010 / August 24, 2040	(34,073)

					$(468,151)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At May 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $468,151.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$70,913,189

Gross unrealized appreciation	$2,305,408
Gross unrealized depreciation	(1,562,332)

Net unrealized appreciation	$743,076

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$72,256,265	$—	$72,256,265

Total Investments	$—	$72,256,265	$—	$72,256,265

Liability Description
Interest Rate Swaps	$—	$(468,151)	$—	$(468,151)

Total	$—	$(468,151)	$—	$(468,151)

5

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Georgia Municipal Income Fund	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.4%

Principal
Amount
(000’s omitted)	Security	Value
Education — 8.7%
$425	Athens-Clarke County Unified Government Development Authority, Educational Facilities, 4.50%, 6/15/38	$417,673
700	Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	703,318
950	Atlanta Development Authority, Educational Facilities, 5.00%, 7/1/39	961,837
1,500	Fulton County Development Authority, (Georgia Technology Foundation), 5.00%, 11/1/31	1,561,680
1,995	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	2,103,142
1,505	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,586,586

		$7,334,236

Electric Utilities — 1.2%
$1,000	Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,044,050

		$1,044,050

Escrowed/Prerefunded — 1.2%
$800	Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$1,012,856

		$1,012,856

General Obligations — 14.0%
$1,750	Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	$1,719,550
2,000	Georgia, 1.00%, 3/1/26(2)	1,308,140
500	Georgia, 2.00%, 12/1/23	416,785
500	Georgia, 2.00%, 8/1/27	379,495
6,000	Gwinnett County, School District, 5.00%, 2/1/36(1)	6,386,730
500	Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	515,105
1,000	Lincoln County, School District, 5.50%, 4/1/37	1,106,800

		$11,832,605

Hospital — 7.9%
$1,000	DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,007,840
750	Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	799,050
3,000	Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	3,117,840
750	Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	753,593
1,000	Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,007,990

		$6,686,313

Housing — 5.5%
$1,000	Georgia Housing and Finance Authority, (AMT), 4.85%, 12/1/37	$970,440
1,000	Georgia Housing and Finance Authority, (AMT), 4.90%, 12/1/31	994,730
2,000	Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	2,047,040
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	584,634

		$4,596,844

Industrial Development Revenue — 8.4%
$2,000	Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,105,420
700	Cartersville Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	709,555
1,000	Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	970,770
750	Effingham County, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	735,705
1,100	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	871,057
990	Savannah Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	775,754

1

Principal
Amount
(000’s omitted)	Security	Value
$730	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	$731,730
225	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	207,169

		$7,107,160

Insured-Education — 2.1%
$30	Fulton County Development Authority, (Morehouse College), (AMBAC), 4.50%, 6/1/37	$28,998
930	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (NPFG), 4.75%, 6/1/28	934,901
750	South Regional Joint Development Authority, (Valdosta State University), (XLCA), 5.00%, 8/1/38	760,928

		$1,724,827

Insured-Electric Utilities — 8.1%
$280	Georgia Municipal Electric Power Authority, (NPFG), 0.00%, 1/1/12	$260,450
3,005	Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	3,379,904
390	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	410,381
455	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	468,222
750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	772,253
1,450	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,532,781

		$6,823,991

Insured-General Obligations — 1.4%
$660	Fayette County, School District, (AGM), 4.95%, (0.00% until 9/1/10), 3/1/25	$678,084
480	Puerto Rico, (NPFG), 5.50%, 7/1/20	521,002

		$1,199,086

Insured-Hospital — 4.9%
$1,190	Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,212,015
1,750	Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	1,854,930
1,000	Henry County Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,021,170

		$4,088,115

Insured-Housing — 0.0%
$25	Peach County Development Authority, (Fort Valley State University Foundation), (AMBAC), 4.50%, 6/1/37	$23,654

		$23,654

Insured-Lease Revenue/Certificates of Participation — 4.2%
$495	Atlanta Downtown Development Authority, (NPFG), 4.50%, 12/1/26	$498,886
956	Georgia Local Government Certificate of Participation, (NPFG), 4.75%, 6/1/28	880,858
1,000	Georgia Municipal Association, Inc. Certificate of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,059,930
1,000	Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,062,050

		$3,501,724

Insured-Other Revenue — 1.0%
$800	Downtown Savannah Authority, (Savannah Ellis Square Parking), (NPFG), 4.75%, 8/1/32	$811,304

		$811,304

Insured-Special Tax Revenue — 4.8%
$1,000	George L. Smith II Georgia World Congress Center Authority, (Domed Stadium Project), (NPFG), (AMT), 5.50%, 7/1/20	$1,011,140
1,600	Metropolitan Atlanta Rapid Transit Authority, (AGM), 5.00%, 7/1/34(1)	1,684,256
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	807,560
545	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	572,828

		$4,075,784

Insured-Transportation — 5.5%
$785	Atlanta, Airport Passenger Facility Charge, (AGM), 4.75%, 1/1/28	$794,655
500	Atlanta, Airport Revenue, (FGIC), (NPFG), (AMT), 5.625%, 1/1/25	503,900
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,200,940
1,780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,896,670
340	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	229,082

		$4,625,247

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water and Sewer — 20.1%
$1,350	Atlanta, Water and Wastewater, (AGM), 5.00%, 11/1/34	$1,364,350
2,100	Columbus, Water and Sewer, (AGM), 5.00%, 5/1/30	2,203,530
1,135	Coweta County, Water and Sewer Authority, (AGM), 5.00%, 6/1/26	1,316,521
2,000	DeKalb County, Water and Sewer, (AGM), 5.25%, 10/1/32	2,273,140
3,000	Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	3,117,630
1,000	Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,180,490
1,000	Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/30	1,169,080
1,040	Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,214,585
1,000	Villa Rica Public Facilities, Water and Sewer Authority, (AGC), 5.125%, 3/1/39	1,028,960
1,000	Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,036,020
1,000	Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/38	1,030,120

		$16,934,426

Special Tax Revenue — 2.8%
$205	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$211,626
220	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	227,319
7,255	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	403,523
1,015	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,034,295
435	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	486,404

		$2,363,167

Transportation — 0.2%
$215	Augusta, Airport Revenue, 5.15%, 1/1/35	$194,199

		$194,199

Water and Sewer — 5.4%
$1,000	Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,087,650
800	Cherokee County, Water and Sewer Authority, 5.00%, 8/1/28	868,384
500	Coweta County, Water and Sewer Authority, 5.00%, 6/1/32	525,230
2,000	Coweta County, Water and Sewer Authority, 5.00%, 6/1/37	2,083,000

		$4,564,264

Total Tax-Exempt Investments — 107.4% (identified cost $87,682,566)		$90,543,852

Other Assets, Less Liabilities — (7.4)%		$(6,253,219)

Net Assets — 100.0%		$84,290,633

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Georgia municipalities. In addition, 11.3% of the Fund’s net assets at May 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 48.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 20.6% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at May 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/10	85 U.S. 30-Year Treasury Bond	Short	$(10,542,879)	$(10,425,781)	$117,098

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$1,612,500	4.609%	3-month USD- LIBOR-BBA	June 15, 2010 / June 15, 2040	$(165,104)
Merrill Lynch Capital Services, Inc.	4,000,000	4.140	3-month USD- LIBOR-BBA	August 24, 2010 / August 24, 2040	(49,561)

					$(214,665)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $117,098 and $214,665, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$80,258,367

Gross unrealized appreciation	$3,733,437
Gross unrealized depreciation	(1,367,952)

Net unrealized appreciation	$2,365,485

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$90,543,852	$—	$90,543,852

Total Investments	$—	$90,543,852	$—	$90,543,852

Futures Contracts	$117,098	$—	$—	$117,098

Total	$117,098	$90,543,852	$—	$90,660,950

Liability Description

Interest Rate Swaps	$—	$(214,665)	$—	$(214,665)

Total	$—	$(214,665)	$—	$(214,665)

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Kentucky Municipal Income Fund	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 2.2%
$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,168,294

		$1,168,294

Escrowed/Prerefunded — 3.3%
$2,250	Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	$1,737,653

		$1,737,653

General Obligations — 1.4%
$750	Kenton County, 4.625%, 4/1/34	$759,900

		$759,900

Hospital — 5.5%
$1,000	Kentucky Economic Development Authority, (Ashland Hospital Corp.), 5.00%, 2/1/30	$1,006,030
500	Kentucky Economic Development Authority, (Baptist Healthcare System), 5.625%, 8/15/27	546,125
500	Kentucky Economic Development Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	513,750
1,000	Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	874,890

		$2,940,795

Housing — 6.6%
$440	Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$436,753
2,000	Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	2,066,700
1,000	Kentucky Housing Corp., (Urban Florence I, L.P.), (AMT), 5.00% to 6/1/23 (Put Date), 6/1/35	1,025,540

		$3,528,993

Industrial Development Revenue — 4.6%
$500	Owen County, (American Water Project), 6.25%, 6/1/39	$537,380
695	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	639,921
1,320	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,295,131

		$2,472,432

Insured-Electric Utilities — 14.3%
$1,000	Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,033,660
1,000	Kentucky Municipal Power Agency, (NPFG), 5.25%, 9/1/27	1,054,160
2,000	Kentucky Municipal Power Agency, (Prairie Street Project), (NPFG), 5.00%, 9/1/37	2,019,240
2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	1,286,900
1,200	Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35	1,261,404
400	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	452,524
500	Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	505,695

		$7,613,583

Insured-Escrowed/Prerefunded — 2.0%
$1,000	Kentucky Property and Buildings Commission, (AGM), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,052,500

		$1,052,500

Insured-General Obligations — 3.1%
$600	Puerto Rico, (NPFG), 5.50%, 7/1/20	$651,252
1,000	Warren County, (Judicial Office Building and Parks), (AMBAC), 5.20%, 9/1/29	1,032,740

		$1,683,992

Insured-Hospital — 6.1%
$850	Jefferson County, Health Facilities Authority, (University Medical Center), (NPFG), 5.25%, 7/1/22	$850,272
6,775	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	2,401,873

		$3,252,145

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Industrial Development Revenue — 0.5%
$250	Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$252,040

		$252,040

Insured-Lease Revenue/Certificates of Participation — 14.8%
$1,350	Hardin County, School District Finance Corp. School Building, (AGM), 4.75%, 7/1/21	$1,382,778
1,000	Jefferson County, School District Finance Corp. School Building, (AGM), 4.50%, 7/1/23	1,043,240
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	1,087,877
500	Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	544,255
500	Kentucky Property and Buildings Commission, (AGM), 5.00%, 11/1/26	535,080
1,000	Louisville, Parking Authority, (NPFG), 5.00%, 6/1/32	1,030,330
865	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	938,274
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,084,710
255	Wayne County, School District Finance Corp., (NPFG), 4.00%, 7/1/25	256,043

		$7,902,587

Insured-Other Revenue — 2.0%
$1,000	Kentucky Economic Development Finance Authority, (Louisville Arena), (AGC), 6.00%, 12/1/42	$1,092,200

		$1,092,200

Insured-Transportation — 5.3%
$1,000	Louisville Regional Airport Authority, (AGM), (AMT), 5.50%, 7/1/38	$1,018,240
2,680	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,805,704

		$2,823,944

Insured-Water and Sewer — 12.1%
$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), (NPFG), 5.00%, 12/1/27	$1,527,690
1,000	Campbell and Kenton County, District No. 1, (AGM), 5.00%, 8/1/31	1,009,160
500	Campbell and Kenton County, Sanitation District No. 1, (NPFG), 4.375%, 8/1/35	496,200
1,060	Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	1,068,522
1,750	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), (NPFG), 5.00%, 5/15/38	1,800,575
290	Owensboro, (AGC), 5.00%, 9/15/27	311,135
225	Owensboro, (AGC), 5.00%, 9/15/31	236,842

		$6,450,124

Lease Revenue/Certificates of Participation — 7.7%
$3,700	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	$3,284,638
750	Kentucky Property and Buildings Commission, 5.50%, 11/1/28	824,700

		$4,109,338

Other Revenue — 0.6%
$4,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$159,138
7,595	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	147,571

		$306,709

Special Tax Revenue — 1.2%
$70	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$72,263
75	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	77,495
125	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	125,084
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	363,405

		$638,247

2

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 3.0%
$500	Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$535,685
1,000	Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,072,400

		$1,608,085

Total Tax-Exempt Investments — 96.3% (identified cost $49,584,602)		$51,393,561

Other Assets, Less Liabilities — 3.7%		$1,995,279

Net Assets — 100.0%		$53,388,840

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 13.1% of the Fund’s net assets at May 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 62.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 26.5% of total investments.

3

A summary of financial instruments outstanding at May 31, 2010 is as follows:

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
Barclays Bank PLC	$2,000,000	4.549%	3-month USD- LIBOR-BBA	July 20, 2010 / July 20, 2040	$(175,660)
Merrill Lynch Capital Services, Inc.	3,000,000	4.140	3-month USD- LIBOR-BBA	August 24, 2010 / August 24, 2040	(37,170)

					$(212,830)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts.

At May 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $212,830.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,540,880

Gross unrealized appreciation	$2,654,794
Gross unrealized depreciation	(802,113)

Net unrealized appreciation	$1,852,681

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$51,393,561	$—	$51,393,561

Total Investments	$—	$51,393,561	$—	$51,393,561

Liability Description

Interest Rate Swaps	$—	$(212,830)	$—	$(212,830)

Total	$—	$(212,830)	$—	$(212,830)

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Louisiana Municipal Income Fund	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 95.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 1.7%
$670	Louisiana Public Facilities Authority, (Loyola University), 5.00%, 10/1/39	$674,985

		$674,985

Electric Utilities — 0.9%
$375	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$370,594

		$370,594

Hospital — 7.4%
$1,000	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.50%, 5/15/47	$899,280
1,000	Louisiana Public Facilities Authority, (Our Lady of Lake Medical Center), 6.75%, 7/1/39	1,102,720
1,010	Tangipahoa Parish, Hospital Service District No. 1, (North Oaks Medical Center), 5.00%, 2/1/30	912,545

		$2,914,545

Housing — 6.8%
$500	East Baton Rouge Mortgage Finance Authority, (GNMA/FNMA/FHLMC), 5.00%, 10/1/34	$507,465
760	East Baton Rouge Mortgage Finance Authority, (GNMA/FNMA/FHLMC), 5.10%, 10/1/40	777,875
420	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), (AMT), 4.80%, 12/1/38	414,607
840	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), (AMT), 5.20%, 6/1/39	851,315
345	Louisiana Housing Finance Authority, SFMR, (GNMA/FNMA), 0.00%, 6/1/27	137,151

		$2,688,413

Industrial Development Revenue — 5.9%
$1,470	St. John Baptist Parish (Marathon Oil Corp.), 5.125%, 6/1/37	$1,408,451
1,000	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	920,750

		$2,329,201

Insured-Education — 11.5%
$750	Lafayette Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (AGC), 6.00%, 10/1/38	$788,227
340	Lafayette Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (NPFG), 5.00%, 10/1/32	343,543
1,500	Louisiana Environmental Facilities and Community Development Authority, (AMBAC), 4.50%, 10/1/37	1,308,150
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (NPFG), 4.75%, 8/1/28	472,030
920	Louisiana Public Facilities Authority, (Black & Gold Facilities), (CIFG), 4.50%, 7/1/38	701,150
35	Louisiana Public Facilities Authority, (University of New Orleans), (NPFG), 4.75%, 3/1/32	34,300
850	Louisiana State University and Agricultural and Mechanical College, (AGC), 5.50%, 1/1/34	908,055

		$4,555,455

Insured-Electric Utilities — 6.1%
$625	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$643,544
2,000	Rapides Finance Authority, (Cleco Power LLC), (AMBAC), 4.70%, 11/1/36	1,765,700

		$2,409,244

Insured-Escrowed/Prerefunded — 2.5%
$1,250	Jefferson Parish, Home Mortgage Authority, SFMR, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17(1)	$1,004,263

		$1,004,263

Insured-General Obligations — 2.9%
$1,500	New Orleans, (AMBAC), 0.00%, 9/1/15	$1,137,705

		$1,137,705

Insured-Hospital — 1.9%
$750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$747,038

		$747,038

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Industrial Development Revenue — 2.7%
$1,075	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (NPFG), 5.00%, 12/1/32	$1,080,267

		$1,080,267

Insured-Lease Revenue/Certificates of Participation — 1.9%
$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (NPFG), 5.25%, 5/1/33	$496,685
300	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	278,118

		$774,803

Insured-Other Revenue — 6.6%
$350	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$346,125
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, (AMBAC), (BHAC), 4.50%, 12/1/18	1,093,980
1,000	Louisiana State Citizens Property Insurance Corp., (AGC), 6.75%, 6/1/26	1,160,680

		$2,600,785

Insured-Special Tax Revenue — 6.2%
$1,000	East Baton Rouge Parish, Sales Tax Revenue, (AGC), 5.25%, 8/1/28	$1,084,750
1,000	Louisiana Gas and Fuels Tax, (AGM), 5.00%, 5/1/36	1,034,390
1,525	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	96,258
1,030	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	132,303
560	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	66,937
445	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	49,462

		$2,464,100

Insured-Transportation — 10.3%
$1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, (AGM), (AMT), 5.75%, 1/1/28	$1,050,390
925	New Orleans Aviation Board, (AGM), (AMT), 5.00%, 1/1/38	905,973
1,500	Port New Orleans Board of Commissioners, (AGC), 5.125%, 4/1/38	1,472,610
620	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	660,638

		$4,089,611

Insured-Water and Sewer — 5.2%
$1,000	Bossier City, Utilities Revenue, (BHAC), 5.50%, 10/1/38	$1,076,770
975	Louisiana Environmental Facilities and Community Development Authority, (Denham Springs), (AGC), 4.875%, 12/1/38	988,894

		$2,065,664

Other Revenue — 7.2%
$6,995	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$265,041
3,015	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	58,581
1,000	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.375%, 4/1/31	1,062,440
1,500	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	1,472,325

		$2,858,387

Senior Living/Life Care — 1.3%
$500	Louisiana Housing Finance Authority, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$500,795

		$500,795

Special Tax Revenue — 2.6%
$820	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	$835,588
175	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	195,680

		$1,031,268

2

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 4.0%
$1,000	East Baton Rouge, Sewer Commission, 5.25%, 2/1/39	$1,057,730
500	St. Tammany Parish, Utility Revenue, 5.50%, 8/1/35	527,465

		$1,585,195

Total Tax-Exempt Investments — 95.6% (identified cost $37,239,125)		$37,882,318

Other Assets, Less Liabilities — 4.4%		$1,726,571

Net Assets — 100.0%		$39,608,889

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FHLMC	-	Federal Home Loan Mortgage Corporation

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 60.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.6% to 18.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

3

A summary of financial instruments outstanding at May 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/10	35 U.S. 30-Year Treasury Bond	Short	$(4,376,097)	$(4,292,969)	$83,128

At May 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $83,128.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$36,793,091

Gross unrealized appreciation	$1,828,237
Gross unrealized depreciation	(1,049,010)

Net unrealized appreciation	$779,227

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$37,882,318	$—	$37,882,318

Total Investments	$—	$37,882,318	$—	$37,882,318

Futures Contracts	$83,128	$—	$—	$83,128

Total	$83,128	$37,882,318	$—	$37,965,446

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

On June 7, 2010, the Board of Trustees of the Fund approved a proposal to reorganize the Fund into Eaton Vance National Municipal Income Fund, a series of Eaton Vance Municipals Trust with substantially the same investment objective as the Fund. The proposed reorganization is subject to approval by the shareholders of the Fund. After the close of business on June 18, 2010, the Fund was closed to new investors.

4

Eaton Vance Maryland Municipal Income Fund	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.4%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 1.2%
$1,250	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,250,500

		$1,250,500

Education — 10.4%
$4,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$4,138,200
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,269,935
1,500	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,529,715
1,500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,424,700
400	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	172,004
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	964,900

		$10,499,454

Escrowed/Prerefunded — 5.7%
$1,160	Baltimore County, Economic Development Revenue, (Revisions, Inc.), Prerefunded to 8/15/11, 8.50%, 8/15/25	$1,286,115
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,168,355
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	2,267,740
500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/21	525,140
425	Westminster, Educational Facilities, (McDaniel College), Prerefunded to 10/1/12, 5.50%, 4/1/27	471,610

		$5,718,960

General Obligations — 14.4%
$1,140	Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,195,598
500	Anne Arundel County, Water and Sewer Construction, 4.625%, 4/1/33	520,320
1,000	Anne Arundel County, Water and Sewer Construction, 4.75%, 4/1/39	1,052,680
2,000	Baltimore County, (Metropolitan District), 5.00%, 2/1/31(1)	2,170,160
2,000	Maryland, 5.00%, 11/1/19	2,391,160
1,000	Montgomery County, 5.00%, 5/1/23	1,123,400
1,500	Montgomery County, 5.00%, 5/1/25	1,666,980
1,000	Montgomery County, 5.25%, 10/1/19	1,043,870
2,235	Prince George’s County Housing Authority, 5.00%, 7/15/23	2,496,227
1,100	Puerto Rico, 0.00%, 7/1/16	833,822

		$14,494,217

Hospital — 10.6%
$1,500	Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$1,497,120
1,000	Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,006,490
1,000	Maryland Health and Higher Educational Facilities Authority, (Calvert Health System), 5.50%, 7/1/36	1,026,050
1,500	Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.25%, 5/15/46	1,512,795
2,330	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	2,362,853
2,500	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	2,506,400

1

Principal
Amount
(000’s omitted)	Security	Value
$750	Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	$752,242

		$10,663,950

Housing — 7.3%
$1,000	Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,009,020
1,170	Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(2)	1,181,544
1,000	Maryland Community Development Administration, MFMR, (AMT), 4.70%, 9/1/37	954,400
1,000	Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	996,930
2,000	Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	1,958,320
350	Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/39	311,300
1,000	Prince George’s County Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	996,450

		$7,407,964

Industrial Development Revenue — 2.0%
$960	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$818,957
205	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	189,043
1,000	Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,008,610

		$2,016,610

Insured-Education — 1.4%
$1,200	Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,415,052

		$1,415,052

Insured-Escrowed/Prerefunded — 5.2%
$3,145	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,633,796
1,500	Puerto Rico Electric Power Authority, (AGM), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,654,515

		$5,288,311

Insured-General Obligations — 1.1%
$1,000	Puerto Rico, (NPFG), 5.50%, 7/1/29	$1,082,900

		$1,082,900

Insured-Hospital — 8.2%
$2,010	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	$2,024,351
3,035	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,102,468
3,150	Puerto Rico Industrial, Tourist, Educational, Medical & Environment Control Facilities Financing Authority, (Auxilio Mutuo Obligated Group), (NPFG), 6.25%, 7/1/24	3,153,150

		$8,279,969

Insured-Housing — 1.2%
$1,430	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$1,221,392

		$1,221,392

Insured-Special Tax Revenue — 1.6%
$550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$177,656
1,325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	398,295
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	403,780
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	48,153
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	556,220

		$1,584,104

Insured-Transportation — 10.5%
$1,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/28	$1,049,100
1,500	Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	1,594,770
1,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/38	1,061,760
2,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(2)	2,119,290
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,541,910

2

Principal
Amount
(000’s omitted)	Security	Value
$1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	$1,493,265
1,705	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,775,502

		$10,635,597

Insured-Water and Sewer — 5.2%
$500	Baltimore, (Water Projects), (FGIC), (NPFG), 5.125%, 7/1/42	$505,950
1,250	Baltimore, Wastewater, (AMBAC), 5.00%, 7/1/32	1,301,400
1,000	Baltimore, Wastewater, (FGIC), (NPFG), 5.00%, 7/1/22	1,085,690
2,000	Baltimore, Wastewater, (NPFG), 5.65%, 7/1/20	2,338,200

		$5,231,240

Other Revenue — 2.7%
$15,520	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$588,053
10,110	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	196,437
895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	903,485
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,025,990

		$2,713,965

Senior Living/Life Care — 1.5%
$375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$342,484
490	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	462,344
725	Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	658,242

		$1,463,070

Special Tax Revenue — 5.5%
$747	Baltimore (Clipper Mill), 6.25%, 9/1/33	$707,566
500	Baltimore (Strathdale Manor), 7.00%, 7/1/33	516,040
800	Frederick County, (Urbana Community Development Authority), 6.625%, 7/1/25	800,120
1,000	Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,133,090
250	Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	268,067
2,055	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	2,094,066

		$5,518,949

Transportation — 3.7%
$1,000	Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,122,350
2,500	Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,653,650

		$3,776,000

Total Tax-Exempt Investments — 99.4% (identified cost $98,474,503)		$100,262,204

Other Assets, Less Liabilities — 0.6%		$595,018

Net Assets — 100.0%		$100,857,222

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Maryland municipalities. In addition, 12.9% of the Fund’s net assets at May 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 34.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 12.1% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

4

A summary of financial instruments outstanding at May 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/10	56 U.S. 30-Year Treasury Bond	Short	$(7,001,755)	$(6,868,750)	$133,005

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$1,837,500	4.609%	3-month USD- LIBOR-BBA	June 15, 2010 / June 15, 2040	$(188,142)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $133,005 and $188,142, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$96,118,837

Gross unrealized appreciation	$4,175,798
Gross unrealized depreciation	(2,312,431)

Net unrealized appreciation	$1,863,367

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At May 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$100,262,204	$—	$100,262,204

Total Investments	$—	$100,262,204	$—	$100,262,204

Futures Contracts	$133,005	$—	$—	$133,005

Total	$133,005	$100,262,204	$—	$100,395,209

Liability Description
Interest Rate Swaps	$—	$(188,142)	$—	$(188,142)

Total	$—	$(188,142)	$—	$(188,142)

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Missouri Municipal Income Fund	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 5.1%
$2,000	Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/33	$2,117,440
1,275	Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,396,282
1,500	Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	1,642,680

		$5,156,402

Escrowed/Prerefunded — 1.1%
$1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	$1,131,750

		$1,131,750

General Obligations — 6.2%
$1,000	Clay County, Public School District, 5.00%, 3/1/28	$1,068,830
1,000	Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,086,390
1,000	Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,085,170
1,000	Kansas City, 4.75%, 2/1/25	1,064,390
750	University City School District, (Direct Deposit Program), 5.00%, 2/15/26	823,050
3,000	Wentzville School District No. R-4, 0.00%, 3/1/28	1,117,950

		$6,245,780

Hospital — 7.5%
$1,000	Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$884,700
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,126,358
1,000	Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,026,520
740	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	740,148
495	Missouri State Health and Educational Facilities Authority, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	495,371
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	251,053
1,000	Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,012,500
1,200	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,045,476

		$7,582,126

Housing — 2.6%
$865	Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$814,674
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	511,166
250	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	247,760
750	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	757,808
240	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	240,530
80	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	80,100

		$2,652,038

Industrial Development Revenue — 3.0%
$1,080	Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,131,646
1,710	Saint Louis Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), (AMT), 4.875%, 3/1/32	1,620,909
300	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	276,225

		$3,028,780

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 2.3%
$650	Lincoln University Auxiliary System Revenue, (AGC), 5.125%, 6/1/37	$666,718
1,500	Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	1,606,545

		$2,273,263

Insured-Electric Utilities — 12.2%
$1,240	Columbia Electric Utility Improvement Revenue, (AMBAC), 5.00%, 10/1/28	$1,305,943
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,251,328
330	Missouri Joint Municipal Electric Utility Commission, (AMBAC), 4.50%, 1/1/36	324,080
2,465	Missouri Joint Municipal Electric Utility Commission, (AMBAC), (BHAC), 4.50%, 1/1/37	2,473,282
390	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	410,381
455	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	468,222
1,375	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,453,499
1,150	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	1,303,468
2,275	Springfield, Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,287,672

		$12,277,875

Insured-Escrowed/Prerefunded — 7.8%
$3,590	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$2,414,813
205	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/21	131,065
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,181,100
1,000	Puerto Rico Electric Power Authority, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/32	1,122,930
750	Saint Louis Airport, (Capital Improvement Program), (NPFG), Prerefunded to 7/1/12, 5.00%, 7/1/32	816,105
375	Saint Louis, Board of Education, (NPFG), Prerefunded to 4/1/16, 5.00%, 4/1/25	436,613
625	Saint Louis, Board of Education, (NPFG), Prerefunded to 4/1/16, 5.00%, 4/1/25	727,687

		$7,830,313

Insured-General Obligations — 7.3%
$1,200	Jackson County, Consolidated School District No. 002 (Missouri Direct Deposit), (NPFG), 5.00%, 3/1/27	$1,266,792
1,000	Kansas City, (NPFG), 5.00%, 2/1/27	1,071,630
1,000	Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	1,075,810
1,900	Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 0.00%, 3/1/16	1,616,140
1,000	Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 5.25%, 3/1/21	1,203,690
1,000	Springfield, School District No. R-12, (AGM), 5.25%, 3/1/25	1,102,280

		$7,336,342

Insured-Hospital — 5.4%
$5,910	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$3,675,843
335	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/21	197,194
1,500	North Kansas City, (North Kansas City Memorial Hospital), (AGM), 5.125%, 11/15/33	1,521,570

		$5,394,607

Insured-Industrial Development Revenue — 1.9%
$2,000	Kansas City Industrial Development Authority, (AMBAC), 4.50%, 12/1/32	$1,966,620

		$1,966,620

Insured-Lease Revenue/Certificates of Participation — 9.5%
$1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (NPFG), 5.25%, 3/1/25	$1,061,550
1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (NPFG), 5.25%, 3/1/26	1,057,860
1,710	Jackson County, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	1,711,898
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	594,170
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (NPFG), 5.00%, 12/1/27	1,024,600
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	981,208
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	706,038
145	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	145,561

2

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,209,410
1,990	Saint Louis Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,060,829

		$9,553,124

Insured-Other Revenue — 0.8%
$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (NPFG), 5.25%, 12/1/22	$803,167

		$803,167

Insured-Special Tax Revenue — 5.0%
$2,350	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,594,212
600	Kansas City, (Blue Parkway Town Center), (NPFG), 5.00%, 7/1/27	574,050
1,000	Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	1,059,910
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	807,560

		$5,035,732

Insured-Transportation — 5.1%
$2,060	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$2,195,023
900	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	974,610
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (NPFG), (AMT), 6.00%, 7/1/14	1,005,304
1,000	Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/31	1,017,510

		$5,192,447

Insured-Water and Sewer — 0.8%
$1,000	Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$852,930

		$852,930

Other Revenue — 2.5%
$2,500	Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,547,750

		$2,547,750

Senior Living/Life Care — 3.7%
$1,000	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	$879,930
2,000	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	1,864,880
1,000	St. Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	941,710

		$3,686,520

Special Tax Revenue — 3.2%
$270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$278,726
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	304,815
600	Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	593,928
7,500	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	417,150
1,640	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,671,176

		$3,265,795

Transportation — 3.7%
$270	Branson, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/25	$141,442
350	Branson, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/37	183,355
2,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/19	2,274,920
1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,097,560

		$3,697,277

3

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 3.6%
$1,200	Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,276,692
800	Kansas City, Water Revenue, 5.25%, 12/1/32	853,672
495	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	519,869
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	938,330

		$3,588,563

Total Tax-Exempt Investments — 100.3% (identified cost $98,035,994)		$101,099,201

Other Assets, Less Liabilities — (0.3)%		$(350,642)

Net Assets — 100.0%		$100,748,559

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

GNMA	-	Government National Mortgage Association

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. In addition, 14.3% of the Fund’s net assets at May 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 57.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.6% to 24.6% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments outstanding at May 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/10	59 U.S. 30-Year Treasury Bond	Short	$(7,376,849)	$(7,236,718)	$140,131

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$2,025,000	4.609%	3-month USD- LIBOR-BBA	June 15, 2010 / June 15, 2040	$(207,341)
Merrill Lynch Capital Services, Inc.	1,825,000	4.140	3-month USD- LIBOR-BBA	August 24, 2010 / August 24, 2040	(22,612)

					$(229,953)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $140,131 and $229,953, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$96,103,806

Gross unrealized appreciation	$5,391,125
Gross unrealized depreciation	(2,275,730)

Net unrealized appreciation	$3,115,395

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At May 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$101,099,201	$—	$101,099,201

Total Investments	$—	$101,099,201	$—	$101,099,201

Futures Contracts	$140,131	$—	$—	$140,131

Total	$140,131	$101,099,201	$—	$101,239,332

Liability Description

Interest Rate Swaps	$—	$(229,953)	$—	$(229,953)

Total	$—	$(229,953)	$—	$(229,953)

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance North Carolina Municipal Income Fund	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 106.8%

Principal
Amount
(000’s omitted)	Security	Value
Education — 9.8%
$5,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	$5,294,525
3,500	North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	3,714,340
1,050	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	858,029
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,328,639

		$11,195,533

Electric Utilities — 5.8%
$1,500	North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/26	$1,576,905
2,000	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	2,372,480
1,000	North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,035,980
625	Puerto Rico Electric Power Authority, 5.50%, 7/1/38	642,206
1,000	Wake County Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,060,530

		$6,688,101

Escrowed/Prerefunded — 2.7%
$1,950	Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,507,116
2,000	Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	1,544,580

		$3,051,696

General Obligations — 0.9%
$1,000	Charlotte, 5.00%, 7/1/29(2)	$1,040,730

		$1,040,730

Hospital — 18.0%
$4,980	Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	$5,020,587
2,000	North Carolina Medical Care Commission, (Duke University Health System), Series A, 5.00%, 6/1/42	2,043,640
1,980	North Carolina Medical Care Commission, (Duke University Health System), Series A, 5.00%, 6/1/42	2,026,985
2,000	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,102,660
1,350	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	1,377,338
3,600	North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(1)	3,842,592
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	986,660
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	500,990
2,500	North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33	2,782,150

		$20,683,602

Housing — 6.6%
$1,430	Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,420,862
2,405	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,327,703
1,985	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,930,750
995	North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	968,165
980	North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	962,644

		$7,610,124

Industrial Development Revenue — 0.7%
$750	Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$762,240

		$762,240

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 1.9%
$865	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$815,505
350	University of North Carolina at Greensboro, (AGC), 5.00%, 4/1/34	371,413
1,000	University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	1,047,860

		$2,234,778

Insured-Electric Utilities — 3.1%
$1,000	North Carolina Eastern Municipal Power Agency, (AGC), 6.00%, 1/1/19	$1,124,890
1,000	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,029,060
1,340	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,379,758

		$3,533,708

Insured-General Obligations — 0.8%
$840	Puerto Rico, (NPFG), 5.50%, 7/1/20	$911,753

		$911,753

Insured-Hospital — 9.1%
$1,675	Johnston Memorial Hospital, (AGM), Variable Rate, 15.493%, 10/1/36(3)(4)(5)	$1,896,200
375	Nash Health Care System, (AGM), 5.00%, 11/1/30	376,777
1,000	New Hanover County, Hospital Revenue, (New Hanover Regional Medical Center), (AGM), 5.125%, 10/1/31	1,037,130
1,030	North Carolina Medical Care Commission, (Betsy Johnson), (AGM), 5.375%, 10/1/24	1,059,860
500	North Carolina Medical Care Commission, (Cleveland County Healthcare), (AMBAC), 5.00%, 7/1/35	483,330
1,000	North Carolina Medical Care Commission, (Wakemed), (AGC), 5.625%, 10/1/38	1,035,480
2,090	North Carolina Medical Care Commission, (Wakemed), (AGC), 5.875%, 10/1/38	2,186,119
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,209,660
1,175	Onslow County Hospital Authority, (Onslow Memorial Hospital), (NPFG), 5.00%, 4/1/26	1,208,993

		$10,493,549

Insured-Housing — 0.4%
$475	University of North Carolina at Wilmington, Certificates of Participation, (Student Housing Project), (AGC), 5.00%, 6/1/32	$495,691

		$495,691

Insured-Lease Revenue/Certificates of Participation — 5.6%
$2,500	County of Rockingham, (AGC), 5.00%, 4/1/32	$2,615,300
1,500	Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	1,571,445
1,000	Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,056,080
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,209,410

		$6,452,235

Insured-Other Revenue — 1.8%
$2,000	Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$2,084,700

		$2,084,700

Insured-Special Tax Revenue — 2.8%
$550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$578,083
12,440	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	785,213
12,000	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	1,658,040
450	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	57,803
895	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	106,979
720	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	80,028

		$3,266,146

Insured-Transportation — 6.9%
$500	Charlotte, Airport, (NPFG), (AMT), 5.25%, 7/1/21	$511,130
10,000	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	2,492,500
1,000	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,083,970

2

Principal
Amount
(000’s omitted)	Security	Value
$1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$1,917,981
1,800	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,874,430

		$7,880,011

Insured-Water and Sewer — 2.2%
$430	Broad River Water Authority, Water System, (XLCA), 5.00%, 6/1/21(3)	$438,927
500	Brunswick County, Enterprise System Water and Sewer Revenue, (AGM), 5.25%, 4/1/26	524,930
1,500	Kannapolis, Water and Sewer, (AGM), (AMT), 5.25%, 2/1/26	1,509,915

		$2,473,772

Lease Revenue/Certificates of Participation — 9.7%
$1,550	Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,643,325
1,400	Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,517,908
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,539,330
1,000	Durham County, Certificates of Participation, 5.00%, 6/1/31	1,055,650
1,000	Forsyth County, 5.00%, 4/1/30	1,082,760
2,000	Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,128,100
1,000	Wake County, 5.00%, 6/1/36	1,062,180
1,050	Wilmington, Certificates of Participation, 5.00%, 6/1/38	1,092,851

		$11,122,104

Other Revenue — 3.4%
$13,560	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$513,789
1,000	Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,145,090
1,035	Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,183,605
1,000	North Carolina, Capital Improvement Limited Obligation, 5.00%, 5/1/27	1,100,820

		$3,943,304

Senior Living/Life Care — 1.6%
$1,900	North Carolina Medical Care Commission, (United Methodist), 5.50%, 10/1/32	$1,781,554

		$1,781,554

Special Tax Revenue — 2.4%
$8,510	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$473,326
1,620	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	1,650,796
545	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	609,403

		$2,733,525

Transportation — 2.3%
$500	Charlotte, Airport, 5.50%, 7/1/34	$535,980
1,000	Charlotte, Airport, (AMT), 5.375%, 7/1/28	1,022,230
1,000	North Carolina Ports Authority, 5.25%, 2/1/40	1,022,690

		$2,580,900

Water and Sewer — 8.3%
$2,000	Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$2,117,440
2,000	Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,126,600
2,000	Charlotte, Water and Sewer, 5.00%, 7/1/38	2,163,800
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	2,053,012
1,000	Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,071,500

		$9,532,352

Total Tax-Exempt Investments — 106.8% (identified cost $116,219,506)		$122,552,108

Other Assets, Less Liabilities — (6.8)%		$(7,773,588)

Net Assets — 100.0%		$114,778,520

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 15.6% of the Fund’s net assets at May 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 32.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 14.3% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2010, the aggregate value of these securities is $2,335,127 or 2.0% of the Fund’s net assets.

(4)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(5)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2010.

4

A summary of financial instruments outstanding at May 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/10	110 U.S. 30-Year Treasury Bond	Short	$(13,753,448)	$(13,492,188)	$261,260

At May 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $261,260.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$105,962,033

Gross unrealized appreciation	$7,211,796
Gross unrealized depreciation	(991,721)

Net unrealized appreciation	$6,220,075

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$122,552,108	$—	$122,552,108

Total Investments	$—	$122,552,108	$—	$122,552,108

Futures Contracts	$261,260	$—	$—	$261,260

Total	$261,260	$122,552,108	$—	$122,813,368

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Oregon Municipal Income Fund	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.4%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.4%
$660	Western Generation Agency, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$664,250

		$664,250

Education — 4.1%
$3,000	Forest Grove, (Pacific University), 6.375%, 5/1/39	$3,141,960
2,000	Oregon Health and Science University, 5.75%, 7/1/39	2,132,480
1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,009,730

		$6,284,170

Electric Utilities — 1.9%
$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24(1)	$1,030,810
1,250	Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	1,279,000
625	Puerto Rico Electric Power Authority, 5.50%, 7/1/38	642,206

		$2,952,016

General Obligations — 29.0%
$3,490	Clackamas and Washington Counties, School District No. 3JT, 5.00%, 6/15/33	$3,734,893
12,870	Clackamas County, Oregon Trail School District No. 46, 0.00%, 6/15/39	3,005,917
2,230	Clackamas County, Oregon Trail School District No. 46, 0.00%, 6/15/32	763,686
2,000	Clackamas County, Oregon Trail School District No. 46, 0.00%, 6/15/33	649,500
1,170	Columbia and Washington Counties School District No. 47J Vernonia, 5.00%, 6/15/35	1,231,343
2,765	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/25	1,409,182
3,730	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/26	1,792,228
4,175	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/27	1,891,108
3,970	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/31	1,436,108
8,000	Jackson County, School District No. 549C, 5.00%, 6/15/33(2)	8,427,480
2,270	Keizer, (Keizer Station Area A Improvement District), 5.20%, 6/1/31	2,314,651
1,000	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	410,470
1,215	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	467,629
1,365	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/34	410,456
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,427,920
605	Oregon Veterans Welfare, Series 81, 5.25%, 10/1/42	610,530
1,010	Oregon Veterans Welfare, Series 82, 5.50%, 12/1/42	1,024,493
1,575	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/31	567,520
5,820	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/33	1,871,828
3,350	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	816,295
2,120	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	503,882
1,000	Redmond, 5.00%, 6/1/39	999,990
12,660	Salem-Keizer, School District No. 24J, 0.00%, 6/15/30	4,863,086
1,000	Umatilla County, Hermiston School District No. 8R, 0.00%, 6/15/24	551,020

		$44,181,215

Hospital — 7.1%
$2,000	Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,399,760
2,105	Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,109,589
2,500	Multnomah County Hospital Facilities Authority, (Adventist Health System), 5.125%, 9/1/40	2,508,025
3,735	Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,795,507

		$10,812,881

1

Principal
Amount
(000’s omitted)	Security	Value
Housing — 12.8%
$830	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$773,817
2,875	Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,790,504
3,300	Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	3,426,720
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	750,435
1,695	Oregon Housing and Community Services Department, MFMR, (FHA), (AMT), 5.00%, 7/1/47	1,696,305
1,215	Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	1,197,067
1,815	Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	1,847,325
580	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	580,621
340	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	340,425
330	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	330,426
1,325	Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,326,444
1,280	Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,277,747
465	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	468,534
2,740	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,696,571

		$19,502,941

Industrial Development Revenue — 1.4%
$735	Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$683,976
830	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	657,252
915	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.30%, 6/1/23	747,171

		$2,088,399

Insured-Education — 1.8%
$4,850	Oregon Health Science University, (NPFG), 0.00%, 7/1/21	$2,786,325

		$2,786,325

Insured-Electric Utilities — 3.9%
$1,715	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$1,804,626
2,760	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	2,840,205
1,270	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,307,681

		$5,952,512

Insured-General Obligations — 8.3%
$715	Beaverton, School District, (AGC), 5.125%, 6/1/36	$768,453
1,530	Deschutes and Jefferson Counties, School District No. 2J, (FGIC), (NPFG), 0.00%, 6/15/23	873,890
3,750	Lane County, School District No. 019, (Springfield), (AGM), 0.00%, 6/15/28	1,574,737
575	Lane County, School District No. 019, (Springfield), (AGM), 0.00%, 6/15/29	228,080
4,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.50%, 6/15/30	4,797,120
1,000	Newport, (AGC), 0.00%, 6/1/28	426,380
1,225	Newport, (AGC), 0.00%, 6/1/29	491,740
3,425	Washington, Clackamas and Yamhill Counties, School District No. 88J, (NPFG), 0.00%, 6/15/31	1,162,822
5,000	Washington, Multnomah and Yamhill Counties, School District No. 1J, (NPFG), 0.00%, 6/15/26	2,307,950

		$12,631,172

Insured-Hospital — 3.1%
$1,415	Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,458,922
3,000	Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,253,500

		$4,712,422

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Special Tax Revenue — 5.2%
$560	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$180,886
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	72,230
12,100	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	1,169,828
1,015	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,066,826
20,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	2,231,400
42,840	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,704,061
905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	116,247
1,795	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	214,556
1,435	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	159,500

		$7,915,534

Insured-Transportation — 4.0%
$315	Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$308,886
1,685	Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,641,931
2,160	Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	2,254,133
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	1,917,981

		$6,122,931

Lease Revenue/Certificates of Participation — 0.6%
$820	Oregon State Department of Administration Services, 5.125%, 5/1/33	$864,698

		$864,698

Other Revenue — 2.7%
$20,255	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$767,462
3,130	Oregon State Department of Administrative Services, 5.00%, 4/1/29	3,396,206

		$4,163,668

Senior Living/Life Care — 1.2%
$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,766,485

		$1,766,485

Special Tax Revenue — 6.4%
$1,455	Oregon Department of Transportation, (Highway User Tax), 4.50%, 11/15/32	$1,467,368
2,185	Portland Limited Tax General Obligation, 0.00%, 6/1/22	1,385,815
12,970	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	721,391
5,235	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	5,334,517
755	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	844,218

		$9,753,309

Transportation — 3.7%
$4,000	Port of Portland Airport Revenue, 5.00%, 7/1/29	$4,214,640
215	Redmond Airport Revenue, 5.50%, 6/1/24	220,057
200	Redmond Airport Revenue, 5.75%, 6/1/27	204,798
550	Redmond Airport Revenue, 6.00%, 6/1/34	563,832
400	Redmond Airport Revenue, 6.25%, 6/1/39	414,932

		$5,618,259

Water and Sewer — 5.8%
$2,805	Eugene, 4.50%, 8/1/31	$2,853,835
1,885	Portland, Sewer System, 4.75%, 6/15/30	1,945,396
3,760	Washington County, Clean Water Services, 4.75%, 10/1/27	4,021,696

		$8,820,927

Total Tax-Exempt Investments — 103.4% (identified cost $153,996,808)		$157,594,114

Other Assets, Less Liabilities — (3.4)%		$(5,203,300)

Net Assets — 100.0%		$152,390,814

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 16.2% of the Fund’s net assets at May 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 25.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 11.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

4

A summary of financial instruments outstanding at May 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/10	150 U.S. 30-Year Treasury Bond	Short	$(18,754,701)	$(18,398,437)	$356,264

At May 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund may purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $356,264.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$146,849,785

Gross unrealized appreciation	$8,707,758
Gross unrealized depreciation	(4,863,429)

Net unrealized appreciation	$3,844,329

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$157,594,114	$—	$157,594,114

Total Investments	$—	$157,594,114	$—	$157,594,114

Futures Contracts	$356,264	$—	$—	$356,264

Total	$356,264	$157,594,114	$—	$157,950,378

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance South Carolina Municipal Income Fund	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 109.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 8.9%
$890	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$893,106
1,495	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	1,520,893
1,225	South Carolina Educational Facilities Authority, (Wofford College), 5.00%, 4/1/36	1,241,917
3,505	South Carolina Educational Facilities Authority, (Wofford College), 5.25%, 4/1/32	3,658,099
7,800	University of South Carolina, Higher Education Revenue, 5.00%, 6/1/40(1)	8,263,086

		$15,577,101

Electric Utilities — 6.5%
$550	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$543,538
2,000	South Carolina Public Service Authority, 5.25%, 1/1/39	2,144,860
4,510	South Carolina Public Service Authority, 5.375%, 1/1/28	5,010,655
3,435	South Carolina Public Service Authority, 5.50%, 1/1/38	3,755,451

		$11,454,504

General Obligations — 5.6%
$685	Richland County, Sewer System, (Broad River), 5.125%, 3/1/29	$709,352
2,360	South Carolina, 3.25%, 8/1/30(2)	2,124,024
4,275	South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	2,866,986
1,240	South Carolina, (Clemson University), 2.50%, 6/1/21	1,149,815
3,850	South Carolina, (Costal Carolina University), 2.50%, 4/1/30	2,972,469

		$9,822,646

Hospital — 9.3%
$5,260	Greenwood County, 5.375%, 10/1/39	$5,323,173
3,615	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	3,659,573
1,200	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/32	1,205,124
2,695	South Carolina Jobs Economic Development Authority, (Health Services), 5.75%, 8/1/39	2,700,471
3,380	South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	3,399,367

		$16,287,708

Industrial Development Revenue — 1.8%
$400	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	$316,748
1,500	Richland County, (International Paper Co.), (AMT), 5.95%, 9/1/31	1,501,710
1,400	Richland County, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,420,006

		$3,238,464

Insured-Education — 1.1%
$1,540	College of Charleston, Academic and Administrative Facilities, (XLCA), 4.50%, 4/1/37	$1,495,494
475	College of Charleston, Academic and Administrative Facilities, (XLCA), 5.375%, 4/1/25	493,558

		$1,989,052

Insured-Electric Utilities — 10.6%
$800	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/28	$316,024
8,235	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/29	3,069,102
12,610	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/32	3,924,358
7,815	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	2,778,701
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	871,798
2,090	Piedmont Municipal Power Agency, (FGIC), (NPFG), 0.00%, 1/1/23	1,096,351
1,420	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	1,494,209
3,725	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	3,833,249
950	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	978,187
330	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	348,840

		$18,710,819

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-General Obligations — 2.0%
$1,300	Berkeley County, (AGM), 2.00%, 9/1/25	$1,004,523
2,655	Berkeley County, School District, (AGM), 2.75%, 1/15/22	2,435,830

		$3,440,353

Insured-Hospital — 3.4%
$2,775	Florence County, (McLeod Regional Medical Center Project), (AGM), 5.25%, 11/1/27	$2,860,942
3,000	South Carolina Jobs Economic Development Authority, (Anmed Health), (AGC), 5.50%, 2/1/38	3,151,710

		$6,012,652

Insured-Lease Revenue /Certificates of Participation — 6.3%
$1,450	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/28	$1,449,985
2,685	Kershaw County, Public Schools Foundation, (CIFG), 5.00%, 12/1/31	2,667,494
4,650	Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	4,665,624
2,230	Sumter Two School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	2,231,405

		$11,014,508

Insured-Special Tax Revenue — 0.5%
$4,890	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$308,657
905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	116,247
1,795	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	214,557
1,435	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	159,500

		$798,961

Insured-Transportation — 6.3%
$2,700	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(3)	$2,876,971
1,095	Richland-Lexington Airport District, (Columbia Metropolitan Airport), (CIFG), (AMT), 5.00%, 1/1/21	1,100,782
4,500	South Carolina Ports Authority, (Ports Revenue), (AGM), 5.30%, 7/1/26	4,504,500
2,575	South Carolina Transportation Infrastructure Bank Revenue, (AMBAC), (XLCA), 4.50%, 10/1/32	2,567,661

		$11,049,914

Insured-Utilities — 5.5%
$1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27(2)	$1,169,180
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,328,840
5,000	Orangeburg County, Solid Waste, (South Carolina Electric and Gas Co.), (AMBAC), (AMT), 5.70%, 11/1/24	5,001,700
1,100	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27(2)	1,151,568

		$9,651,288

Insured-Water and Sewer — 11.8%
$500	Anderson County, Water and Sewer System, (AGC), 5.25%, 7/1/24	$560,175
1,970	Beaufort-Jasper, Water and Sewer Authority, (AGM), 4.50%, 3/1/31	1,994,349
515	Cayce, Waterworks and Sewer Revenue, (XLCA), 4.625%, 7/1/27	531,336
1,875	Greenwood, Metropolitan District Sewer System, (AGM), Variable Rate, 14.821%, 10/1/30(4)(5)(6)	2,287,800
2,000	Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,102,900
3,650	Lugoff-Elgin, Water Authority, (NPFG), 4.625%, 7/1/37	3,608,171
1,045	Richland County, Sewer System, (Broad River), (XLCA), 4.50%, 3/1/34	1,053,120
1,000	Spartanburg, Waterworks and Sewer Revenue, (AGC), 4.625%, 6/1/36	1,008,430
825	Spartanburg, Waterworks and Sewer Revenue, (AGC), 5.00%, 6/1/32	870,911
2,000	Spartanburg, Waterworks and Sewer Revenue, (AGC), 5.00%, 6/1/39	2,089,960
4,750	Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32(2)	4,690,387

		$20,797,539

Lease Revenue/Certificates of Participation — 13.9%
$6,000	Berkeley County, School District, 5.125%, 12/1/30	$6,121,320
320	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/22	344,214
1,105	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/28	1,160,416
3,000	Greenville County, School District, 5.00%, 12/1/24(3)	3,165,140
50	Greenville County, School District, 5.00%, 12/1/28	51,911
3,745	Laurens County, School District, 5.25%, 12/1/30	3,581,943

2

Principal
Amount
(000’s omitted)	Security	Value
$3,270	Lexington, One School Facility Corp., 5.00%, 12/1/27	$3,379,970
1,640	Lexington, One School Facility Corp., 5.00%, 12/1/30	1,675,605
1,470	Lexington, One School Facility Corp., 5.25%, 12/1/27	1,532,710
1,970	Newberry County, School District, 5.00%, 12/1/30	1,906,192
1,470	Newberry County, School District, 5.25%, 12/1/25	1,475,571

		$24,394,992

Other Revenue — 6.4%
$21,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$813,309
7,600	Tobacco Settlement Management Authority, Escrowed to Maturity, 6.375%, 5/15/30	9,224,652
1,245	Tobacco Settlement Revenue Management Authority, Prerefunded to 5/15/11, 5.00%, 6/1/18	1,246,257

		$11,284,218

Special Tax Revenue — 3.1%
$23,870	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$1,327,649
3,235	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	3,296,497
810	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	905,718

		$5,529,864

Student Loan — 1.7%
$2,855	South Carolina State Education Assistance Authority, 5.10%, 10/1/29	$2,916,525

		$2,916,525

Water and Sewer — 4.5%
$7,500	Columbia, Waterworks and Sewer Revenue, 5.00%, 2/1/40(3)	$7,963,350

		$7,963,350

Total Tax-Exempt Investments — 109.2% (identified cost $186,637,321)		$191,934,458

Other Assets, Less Liabilities — (9.2)%		$(16,131,187)

Net Assets — 100.0%		$175,803,271

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 43.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.9% to 12.2% of total investments.

(1)		When-issued security.

(2)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)		Security represents the underlying municipal bond of an inverse floater.

(4)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2010, the aggregate value of these securities is $2,287,800 or 1.3% of the Fund’s net assets.

(5)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(6)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2010.

3

The Fund did not have any open financial instruments at May 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$171,554,060

Gross unrealized appreciation	$7,060,363
Gross unrealized depreciation	(1,504,965)

Net unrealized appreciation	$5,555,398

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$191,934,458	$—	$191,934,458

Total Investments	$—	$191,934,458	$—	$191,934,458

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Tennessee Municipal Income Fund	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 7.2%
$1,425	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	$1,517,368
1,000	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,064,820
1,500	Tennessee State School Bond Authority, 5.00%, 5/1/39	1,587,930

		$4,170,118

Electric Utilities — 6.3%
$1,500	Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,592,430
500	Clarksville, Electric Revenue, 5.00%, 9/1/34	530,885
500	Knoxville, Electric Revenue, 4.50%, 7/1/28	513,120
1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	1,022,550

		$3,658,985

Escrowed/Prerefunded — 1.4%
$470	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	$524,685
280	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	312,578

		$837,263

General Obligations — 4.0%
$350	Johnson City, 5.00%, 6/1/31	$367,605
1,000	Tennessee, 5.00%, 5/1/29	1,093,230
850	Williamson County, 3.25%, 4/1/17(1)	901,552

		$2,362,387

Hospital — 10.5%
$500	Chattanooga, Health, Educational and Housing Facilities Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$555,485
1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	965,060
5,000	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	894,600
3,200	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	469,536
500	Knox County, Health, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	483,850
1,250	Rutherford County, Health and Educational Facilities Board, (Ascension Health Care Group), 5.00%, 11/15/40	1,269,762
500	Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	520,465
1,000	Sullivan County, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	932,580

		$6,091,338

Housing — 6.2%
$490	Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$488,677
495	Tennessee Housing Development Agency, (AMT), 4.85%, 7/1/38	479,482
475	Tennessee Housing Development Agency, (AMT), 4.95%, 1/1/37	468,070
1,315	Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,320,062
475	Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	476,031
365	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	368,102

		$3,600,424

1

Principal
Amount
(000’s omitted)	Security	Value
Industrial Development Revenue — 0.8%
$375	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$361,020
150	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	138,113

		$499,133

Insured-Education — 2.4%
$1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,395,890

		$1,395,890

Insured-Electric Utilities — 14.6%
$1,000	Lawrenceburg, Electric Revenue, (NPFG), 6.625%, 7/1/18	$1,204,360
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AGM), Prerefunded to 7/1/11, 5.00%, 7/1/26	1,050,220
500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	535,630
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,035,190
2,000	Metropolitan Government of Nashville and Davidson County, (NPFG), 0.00%, 5/15/17	1,647,920
1,000	Pleasant View, Utility District, (NPFG), 5.00%, 9/1/32	1,005,590
260	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	273,588
200	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	205,812
420	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	432,461
300	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	317,127
680	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	770,746

		$8,478,644

Insured-Escrowed/Prerefunded — 10.1%
$175	Bristol, (Bristol Memorial Hospital), (FGIC), Escrowed to Maturity, 6.75%, 9/1/10	$177,909
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25(2)	1,513,020
825	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), Prerefunded to 1/1/13, 5.00%, 1/1/26	909,991
945	Shelby County, (Lebonheur Children’s Hospital), (NPFG), Escrowed to Maturity, 5.50%, 8/15/12	994,509
2,000	West Wilson Utility District Waterworks, (NPFG), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,292,320

		$5,887,749

Insured-General Obligations — 8.5%
$750	Blount County, Public Building Authority, (AGC), 4.50%, 6/1/30	$758,040
500	Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	524,190
1,425	Franklin, Special School District, (AGM), 0.00%, 6/1/19	1,055,768
2,500	Franklin, Special School District, (AGM), 0.00%, 6/1/20	1,764,650
250	Manchester, (AGM), 5.00%, 6/1/38(3)	262,450
530	Memphis, (AGC), 5.00%, 4/1/26	579,857

		$4,944,955

Insured-Hospital — 1.2%
$675	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), 5.00%, 1/1/26	$680,839

		$680,839

Insured-Lease Revenue/Certificates of Participation — 1.0%
$500	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$604,705

		$604,705

Insured-Special Tax Revenue — 2.4%
$3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$605,670
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	430,226
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	381,553

		$1,417,449

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Transportation — 3.1%
$530	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$535,300
560	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(4)	596,705
640	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	666,464

		$1,798,469

Insured-Water and Sewer — 13.2%
$1,000	Clarksville, Water, Sewer and Gas, (AGM), 5.25%, 2/1/18	$1,161,220
1,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (NPFG), 5.00%, 9/1/35	1,036,240
750	Hawkins County, First Utility District, (AGC), 5.00%, 6/1/42	769,905
875	Knox County, First Utility District, (NPFG), 5.00%, 12/1/25	912,984
985	Knoxville, Waste Water System, (NPFG), 4.00%, 4/1/40	918,296
1,000	Memphis, Sanitary Sewer System, (AGM), 4.75%, 7/1/24	1,046,870
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), (NPFG), 5.20%, 1/1/13	1,075,680
500	South Blount County, Utility District, Water Revenue, (AGM), 5.00%, 12/1/33	513,710
300	West Wilson Utility District Waterworks, (NPFG), 4.00%, 6/1/32	275,406

		$7,710,311

Other Revenue — 1.7%
$6,550	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$248,180
750	Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/26	719,062

		$967,242

Special Tax Revenue — 2.0%
$135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$139,363
145	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	149,824
4,815	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	267,811
225	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	229,277
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	363,405

		$1,149,680

Transportation — 2.3%
$1,250	Memphis-Shelby County, Airport Authority, (AMT), 5.75%, 7/1/24	$1,325,563

		$1,325,563

Total Tax-Exempt Investments — 98.9% (identified cost $55,948,429)		$57,581,144

Other Assets, Less Liabilities — 1.1%		$637,940

Net Assets — 100.0%		$58,219,084

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Tennessee municipalities. In addition, 10.4% of the Fund’s net assets at May 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 57.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 27.0% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)		When-issued security.

(4)		Security represents the underlying municipal bond of an inverse floater.

3

A summary of financial instruments outstanding at May 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/10	60 U.S. 30-Year Treasury Bond	Short	$(7,442,032)	$(7,359,375)	$82,657

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$1,150,000	4.609%	3-month USD- LIBOR-BBA	June 15, 2010 / June 15, 2040	$(117,749)
Merrill Lynch Capital Services, Inc.	3,000,000	4.140	3-month USD- LIBOR-BBA	August 24, 2010 / August 24, 2040	(37,171)

					$(154,920)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $82,657 and $154,920, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,609,625

Gross unrealized appreciation	$3,425,426
Gross unrealized depreciation	(1,733,907)

Net unrealized appreciation	$1,691,519

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At May 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$57,581,144	$—	$57,581,144

Total Investments	$—	$57,581,144	$—	$57,581,144

Futures Contracts	$82,657	$—	$—	$82,657

Total	$82,657	$57,581,144	$—	$57,663,801

Liability Description

Interest Rate Swaps	$—	$(154,920)	$—	$(154,920)

Total	$—	$(154,920)	$—	$(154,920)

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Virginia Municipal Income Fund	as of May 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 100.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 8.2%
$1,700	Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,733,677
5,100	University of Virginia, 5.00%, 6/1/40(1)	5,412,426
4,000	Virginia College Building Authority, 5.00%, 9/1/33	4,268,560
275	Virginia College Building Authority, 5.00%, 9/1/38	290,890

		$11,705,553

Electric Utilities — 1.0%
$1,500	Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,498,065

		$1,498,065

Escrowed/Prerefunded — 0.1%
$75	Henrico County Economic Development, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	$83,668

		$83,668

General Obligations — 6.7%
$2,820	Loudoun County, 5.00%, 7/1/27	$3,150,363
1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,433,521
500	Portsmouth, 4.75%, 7/15/25	534,345
675	Portsmouth, 5.25%, 7/15/25	755,966
1,980	Virginia Public School Authority, 4.50%, 8/1/32	2,004,909
1,550	Virginia Public School Authority, 5.00%, 8/1/21	1,649,324

		$9,528,428

Hospital — 16.6%
$2,250	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,256,705
5,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	5,459,968
3,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,191,910
1,000	Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	1,005,370
795	Henrico County Economic Development Authority, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	806,281
465	Prince William County Industrial Development Authority, 5.20%, 10/1/30	450,223
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	957,740
1,100	Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,116,104
3,000	Virginia Small Business Financing Authority, (Sentara Healthcare), 5.00%, 11/1/40	3,065,850
1,500	Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,469,865
2,000	Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,870,800
2,000	Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	2,063,940

		$23,714,756

Principal
Amount
(000’s omitted)	Security	Value
Housing — 8.3%
$5,000	Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$4,765,100
1,775	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00% to 11/1/22 (Put Date), 11/1/33	1,647,218
2,750	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	2,757,260
1,000	Virginia Housing Development Authority, (AMT), Variable Rate, 19.605%, 10/1/35(3)(4)(5)	1,179,070
1,500	Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	1,529,145

		$11,877,793

Industrial Development Revenue — 3.4%
$1,250	James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,250,500
1,630	Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	1,543,708
2,230	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,053,272

		$4,847,480

Insured-Education — 5.5%
$6,655	Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$7,880,784

		$7,880,784

Insured-Electric Utilities — 3.8%
$2,000	Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	$2,075,560
2,015	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	2,283,902
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,109,900

		$5,469,362

Insured-General Obligations — 0.5%
$710	Fairfax, (NPFG), 4.50%, 1/15/36	$719,294

		$719,294

Insured-Hospital — 4.2%
$325	Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$295,188
1,500	Henrico County, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	1,692,870
3,655	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	3,968,343

		$5,956,401

Insured-Lease Revenue/Certificates of Participation — 1.4%
$1,950	Rappahannock Regional Jail Authority, (NPFG), 4.50%, 12/1/36	$1,965,327

		$1,965,327

Insured-Pooled Loans — 1.2%
$250	Stafford County & Staunton Industrial Development Authority, (CIFG), 4.75%, 8/1/29	$235,565
1,640	Stafford County & Staunton Industrial Development Authority, (CIFG), 5.00%, 8/1/36	1,497,172

		$1,732,737

Insured-Special Tax Revenue — 0.2%
$1,020	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$329,470

		$329,470

Principal
Amount
(000’s omitted)	Security	Value
Insured-Transportation — 18.1%
$5,000	Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,406,100
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.00%, 10/1/33	1,002,370
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.25%, 10/1/32	1,007,810
5,255	Metropolitan Washington, DC, Airport Authority System, (NPFG), (AMT), 5.50%, 10/1/27	5,358,523
1,000	Norfolk Airport Authority, (FGIC), (NPFG), 5.125%, 7/1/31	1,005,800
3,040	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	3,239,257
1,600	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,732,640
3,800	Richmond, Metropolitan Authority Expressway, (FGIC), (NPFG), 5.25%, 7/15/22	4,126,648
3,000	Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	3,008,370

		$25,887,518

Insured-Water and Sewer — 2.9%
$3,000	Spotsylvania County, Water and Sewer, (AGM), 4.50%, 6/1/32	$3,024,210
1,000	Upper Occoquan Sewer Authority, (NPFG), 5.15%, 7/1/20	1,173,230

		$4,197,440

Other Revenue — 5.3%
$7,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$265,230
14,980	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	291,061
1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,267,700
40,000	Tobacco Settlement Financing Corp., 0.00%, 6/1/47	1,354,800
2,000	Tobacco Settlement Financing Corp., 5.00%, 6/1/47	1,334,580
2,710	Virginia Resources Authority, Infrastructure Revenue, 5.25%, 11/1/33	3,042,246

		$7,555,617

Senior Living/Life Care — 2.4%
$1,065	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	$1,041,176
1,480	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	1,446,744
1,000	Virginia Beach Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	942,230

		$3,430,150

Special Tax Revenue — 0.6%
$800	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	$815,208

		$815,208

Transportation — 1.8%
$1,000	Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,037,680
1,500	Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,592,190

		$2,629,870

Water and Sewer — 8.4%
$2,795	Fairfax County Water Authority, 5.25%, 4/1/27	$3,433,434
3,000	James City Service Authority, Water and Sewer, 4.75%, 1/15/39	3,064,350
2,500	Upper Occoquan Sewer Authority, 4.50%, 7/1/38	2,505,175
1,755	Upper Occoquan Sewer Authority, 5.00%, 7/1/41	1,846,313
1,000	Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	1,095,630

		$11,944,902

Total Tax-Exempt Investments — 100.6% (identified cost $139,245,227)		$143,769,823

Other Assets, Less Liabilities — (0.6)%		$(855,264)

Net Assets — 100.0%		$142,914,559

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2010, 37.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 23.4% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified instituitonal buyers) and remain exempt from registration. At May 31, 2010, the aggregate value of these securities is $1,179,070 or 0.8% of the Fund’s net assets.

(4)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at May 31, 2010.

(5)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

A summary of financial instruments outstanding at May 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
9/10	360 U.S. 30-Year Treasury Bond	Short	$(44,652,194)	$(44,156,250)	$495,944

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation
JPMorgan Chase Co.	$2,537,500	4.609%	3-month USD- LIBOR-BBA	June 15, 2010 / June 15, 2040	$(259,816)
Merrill Lynch Capital Services, Inc.	2,475,000	4.140	3-month USD- LIBOR-BBA	August 24, 2010 / August 24, 2040	(30,666)

					$(290,482)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At May 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At May 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $495,944 and $290,482, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at May 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$134,147,552

Gross unrealized appreciation	$9,161,347
Gross unrealized depreciation	(4,389,076)

Net unrealized appreciation	$4,772,271

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$143,769,823	$—	$143,769,823

Total Investments	$—	$143,769,823	$—	$143,769,823

Futures Contracts	$495,944	$—	$—	$495,944

Total	$495,944	$143,769,823	$—	$144,265,767

Liability Description
Interest Rate Swaps	$—	$(290,482)	$—	$(290,482)

Total	$—	$(290,482)	$—	$(290,482)

The Fund held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	July 26, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	July 26, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	July 26, 2010